ACQUISITIONS - Narrative (Details) € in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CAD ($)	Aug. 30, 2024 CAD ($)	Aug. 30, 2024 EUR (€)	Jul. 24, 2024 CAD ($)
Paxiom Group
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%
Cash consideration				$ 146,438
Trade and other receivables recognised as of acquisition date				$ 5,328
Percentage of intangible assets not tax deductible	80.00%
Percentage of goodwill not tax deductible	87.00%
Heidolph Instruments GmbH & Co.
Disclosure of detailed information about business combination [line items]
Cash consideration		$ 45,064	€ 30,252
Trade and other receivables recognised as of acquisition date		$ 2,087
Intangible asset adjustments	$ 893
Working capital adjustments	3,638
Increase (decrease) in goodwill	$ 2,745